Virtus Silvant Small-Cap Growth Stock Fund,

a series of Virtus Asset Trust

Supplement dated July 20, 2017 to the Prospectuses and

Statement of Additional Information (“SAI”) dated June 23, 2017

Important Notice

Availability of Shares

Effective July 20, 2017, Class IS Shares of Virtus Silvant Small-Cap Growth Stock Fund are not available for purchase by new or existing investors or for exchange from another Virtus Fund.

Investors should retain this supplement for future reference.

VAT 8622/SSCGClassISClosed (7/2017)